OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Sep. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Other receivables and prepayments

NOTE 8. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Advances to employees	449	663
Deposits on projects	560	159
Prepayment to suppliers	763	265
Total	1,772	1,057

The advances to employees are mainly borrowed by employees for operating activities of the company. The Company has directly written off a balance of US$877,488 and charged in employee compensation for the year ended September 30, 2012.